Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
19.
Segment Reporting

The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), receives financial information and evaluates the Company’s operations by total revenues and not by type of business activity. The CODM does not use discrete financial information to evaluate the operating results for each business activity but is instead regularly provided with the consolidated expenses as noted on the face of the consolidated statements of income and an analysis of general and administrative expenses per office location. Although revenue can be identified for each business activity, management cannot and does not identify expenses, profitability, or other financial information for these various types of business activities. As a result, the CODM reviews operating results by total profitability and the CODM assesses performance of the Company and decides how to allocate resources based on consolidated net income. Thus, the Company has determined that it operates under one reportable segment.

The CODM regularly reviews general and administrative expenses by geographic region and by category to monitor actual spending against internal budgets. The following table presents significant general and administrative expense categories on the same basis provided to the CODM.

For the year ended December 31, 2024:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	4,360,185	1,224,812	835,185	663,132	1,966,132	9,049,446
IT expenses	629,900	9,456	172	7,083	5,988	652,599
Professional fees	1,246,513	8,491	31,770	18,452	36,938	1,342,164
Travel, marketing and communication expenses	301,019	61,718	37,859	34,240	131,774	566,610
Office expenses	733,744	16,010	72,179	29,842	194,660	1,046,435
Other expenses	59,033	38,361	57,326	57,406	30,219	242,345
Total	7,330,394	1,358,848	1,034,491	810,155	2,365,711	12,899,599

19.
Segment Reporting - Continued

For the year ended December 31, 2023:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	3,334,028	1,476,590	768,993	-	1,599,675	7,179,286
IT expenses	256,465	15,585	1,647	-	17,488	291,185
Professional fees	977,727	20,891	63,970	-	39,814	1,102,402
Travel, marketing and communication expenses	247,215	128,171	56,789	-	122,418	554,593
Office expenses	558,891	8,538	8,052	-	144,903	720,384
Other expenses	132,549	65,545	18,785	-	34,987	251,866
Total	5,506,875	1,715,320	918,236	-	1,959,285	10,099,716

For the year ended December 31, 2022:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	1,767,418	882,323	-	-	1,383,409	4,033,150
IT expenses	191,819	51,203	-	-	19,473	262,495
Professional fees	123,649	14,839	-	-	44,985	183,473
Travel, marketing and communication expenses	125,961	53,688	-	-	119,067	298,716
Office expenses	119,312	5,625	-	-	3,070	128,007
Other expenses	98,801	26,346	-	-	29,157	154,304
Total	2,426,960	1,034,024	-	-	1,599,161	5,060,145

The total general and administrative expenses of $12,899,599, $10,099,716 and $5,060,145 for the years ended December 31, 2024, 2023 and 2022, respectively, as disaggregated by geography above, reconcile in full to the consolidated amounts of general and administrative expenses presented in the accompanying consolidated statements of income.

The Company discloses in the table below the geographical information of revenues in accordance with ASC 280. Revenues are attributed to individual countries based on the location of the customer, which is determined by the customer's country of domicile as specified in the charter party agreements or other commercial arrangements. During the years ended December 31, 2024, 2023 and 2022, countries that individually represent more than 10% of total revenues are disclosed separately, while revenues from all other countries are aggregated and presented under "Other."

	Year ended December 31,
Country	2024	2023	2022
Singapore	13,741,100	21,991,563	6,075,922
Marshall Islands	10,855,355	23,470,371	17,405,139
United Arab Emirates	-	-	3,648,873
Other	4,353,418	3,635,502	2,933,944
Total revenues	28,949,873	49,097,436	30,063,878

During the years ended December 31, 2024, 2023 and 2022 three customers, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Customer	2024	2023	2022
A (Singapore)	45%	22%	-
B (Marshall Islands)	13%	-	-
C (Marshall Islands)	13%	11%	14%
D (Marshall Islands)	-	17%	21%
E (United Arab Emirates)	-	-	12%